UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07941
Merrimac Master Portfolio
(Exact name of registrant as specified in charter)
PO Box 9130, Boston, Massachusetts		02116
(Address of principal executive offices)		(Zip code)
Rainer L. C. Frost, Esq., Assistant Secretary Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 937-7763

Date of fiscal year end:	December 31

Date of reporting period:	7/1/04 - 6/30/05

Item 1. Proxy Voting Record.

The Merrimac Cash Portfolio, Merrimac Prime Portfolio, Merrimac Treasury Portfolio, Merrimac Treasury Plus Portfolio, Merrimac U.S. Government Portfolio and Merrimac Municipal Portfolio (the “Portfolios”), did not hold any portfolio securities with respect to which the Portfolios were entitled to vote during the period form July 1, 2004 through June 30, 2005.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Merrimac Master Portfolio

By (Signature and Title)*	/s/ Paul J. Jasinski
Paul J. Jasinski, President

Date	August 23, 2005

*Print the name and title of each signing officer under his or her signature.

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